Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator Growth-100 Power Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	6.62%	13.27%	30.56%	(12.06%)	8.90%